Leases - Schedule of Net Investment In Finance Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease receivables	$ 1,780	$ 1,786
Unguaranteed residual assets	262	317
Total net investment in finance leases	2,042	2,103
Leveraged lease net investment	13	68
Total	2,055	2,171
Leveraged lease, non-recourse debt	$ 5	$ 11